Note 8 - Convertible Debentures (Details Narratives) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Debt Disclosure [Abstract]
Discounts on variable conversion feature	$ 160,407		$ 255,500
Interest expense pursuant to the amortization	8,500		5,000
Interest expense on convertible debt	$ 209,226	$ 0